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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/2007

Date of reporting period:	2/28/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2007 (Unaudited)	Columbia Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.6%
EDUCATION – 3.4%
Education – 2.9%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA:
	(a) 10/01/17	2,525,000	1,646,679
	(a) 10/01/20	2,000,000	1,139,820
CA Municipal Finance Authority
	Escondido Charter,
	Series 2006 A,
	5.250% 06/01/36	1,750,000	1,830,815
IN Ivy Technical State College
	Series 1997 E,
	Insured: AMBAC
	5.125% 07/01/12	2,000,000	2,041,520
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	3,500,000	4,207,875
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,000,000	2,501,640
	Massachusetts Institute of Technology,
	Series 2002 K,
	5.500% 07/01/22	8,000,000	9,518,080
NC University North Carolina at Chapel Hill
	Series 1997,
	(a) 08/01/13	2,000,000	1,565,400
NY Dormitory Authority
	Educational Housing Services,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/30	3,000,000	3,510,000
	New York University,
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	4,000,000	4,911,560
	Upstate Community Colleges,
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/23	2,000,000	2,375,880
PR Commonwealth of Puerto Rico University of Puerto Rico
	Series 2006 Q,
	5.000% 06/01/30	7,375,000	7,811,600
TX University of Texas Permanent University
	Series 2004 B,
	5.000% 07/01/26	2,500,000	2,710,500

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
UT Weber State University Revenue
	Series 2005,
	Insured: MBIA
	4.250% 04/01/29	5,100,000	5,035,026
VA College Building Authority
	Washington & Lee University,
	Series 2001,
	5.375% 01/01/21	10,000,000	11,530,800
WV University of West Virginia
	Series 1998 A,
	Insured: MBIA
	5.250% 04/01/28	5,000,000	5,868,850
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/16	3,300,000	2,289,474
	(a) 04/01/17	2,480,000	1,649,497
	(a) 04/01/18	3,800,000	2,414,710
Education Total			74,559,726
Student Loan – 0.5%
IA Student Loan Liquidity Corp.
	Series 1998 J, AMT,
	Insured: AMBAC
	4.800% 06/01/09	2,750,000	2,804,038
WY Student Loan Corp.
	Series 1999 A,
	6.250% 06/01/29	10,000,000	10,594,100
Student Loan Total			13,398,138
EDUCATION TOTAL			87,957,864
HEALTH CARE – 9.5%
Continuing Care Retirement – 0.4%
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	4,500,000	5,395,320
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.750% 11/15/15	250,000	259,530
NC Medical Care Commission
	Glenaire, Inc.,
	Series 2006,
	5.500% 10/01/31	2,500,000	2,613,000
OH Hamilton County Health Care Facilities Revenue
	Twin Towers,
	Series 1998 A,
	5.125% 10/01/18	500,000	515,380

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.125% 02/01/28	2,000,000	2,130,920
Continuing Care Retirement Total			10,914,150
Health Services – 0.5%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	1,310,000	1,363,264
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Group Health Plan, Inc.,
	Series 2003:
	5.250% 12/01/16	1,250,000	1,318,325
	6.000% 12/01/17	1,650,000	1,817,145
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	7,200,000	7,706,160
Health Services Total			12,204,894
Hospitals – 6.7%
AL Huntsville Health Care Authority
	Series 2001 A,
	5.750% 06/01/31	5,000,000	5,342,850
AZ Health Facilities Authority
	Catholic Heallthcare West,
	Series 1999 A,
	6.625% 07/01/20	3,700,000	4,067,299
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	1,057,300
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/20	1,320,000	1,415,383
CA Health Facilities Financing Authority
	Catholic Health Care West,
	Series 2004 G,
	5.250% 07/01/23	500,000	532,520
CT Health & Educational Facilities Authority
	Manchester Memorial Hospital,
	Series 2000 A,
	Insured: RAD
	6.000% 07/01/25	1,605,000	1,719,998
FL Coral Gables Health Facilities Authority
	Mariners Hospital,
	Series 2004,
	Insured: FSA
	5.000% 08/15/34	5,000,000	5,336,450

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A:
	5.000% 10/01/18	825,000	863,594
	5.250% 10/01/24	4,000,000	4,225,360
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 1999 E,
	6.000% 10/01/26	6,905,000	7,309,081
	Series 1996 A,
	Insured: MBIA
	6.250% 10/01/16	825,000	965,250
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	3,650,000	3,855,896
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.500% 01/01/34	2,500,000	2,669,925
	Memorial Medical Center,
	Series 2001 A,
	6.125% 01/01/24	3,000,000	3,278,730
GA Gainesville & Hall County Hospital Authority
	Northeast Georgia Health Systems,
	Series 2001:
	5.000% 05/15/12	1,610,000	1,665,642
	5.000% 05/15/13	1,560,000	1,611,605
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	10,940,000	11,291,502
MA Health & Educational Facilities Authority
	South Shore Hospital,
	Series 1999 F,
	5.750% 07/01/29	13,000,000	13,619,970
MI Dickinson County
	Series 1999,
	5.700% 11/01/18	1,800,000	1,859,688
MI University of Michigan
	Series 2002 D,
	5.250% 12/01/20	6,310,000	6,711,695
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1997 A,
	5.500% 11/01/09	250,000	257,113

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MN Waconia
	Ridgeview Medical Center,
	Series 1999 A,
	Insured: RAD
	6.125% 01/01/29	1,000,000	1,058,690
MO Health & Educational Facilities Authority
	Lake Regional Health Systems,
	Series 2003,
	5.600% 02/15/25	625,000	669,400
	SSM Health Care Corp.,
	Series 2002 A:
	5.000% 06/01/11	2,000,000	2,089,660
	5.250% 06/01/12	2,500,000	2,662,825
MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,
	Insured: AMBAC
	5.500% 12/01/23	10,550,000	12,411,547
NC Medical Care Community Health Care Facility
	Wilson Memorial Hospital,
	Series 1997,
	Insured: AMBAC
	(a) 11/01/14	1,380,000	1,022,111
ND Ward County Health Care Facility
	Trinity Health,
	Series 2006,
	5.125% 07/01/29	1,250,000	1,309,950
NH Higher Educational & Health
	Series 1998,
	5.800% 05/01/18	1,470,000	1,510,293
NM Farmington
	San Juan Medical Center,
	Series 2004 A,
	5.000% 06/01/23	500,000	520,640
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	6.750% 07/01/20	520,000	566,956
OH Highland County Joint Township
	Series 1999,
	6.750% 12/01/29	1,820,000	1,907,815
SC Greenville Hospital System Board
	Series 2001,
	Insured: AMBAC
	5.500% 05/01/26	5,000,000	5,339,750
TN Johnson City Health & Educational Facilities Board
	Mountain States Health Alliance,
	Series 2006 A,
	5.500% 07/01/36	1,250,000	1,345,387

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
TN Knox County Health, Educational & Housing Facilities Authority
	East Tennessee Hospital,
	Series 2003 B,
	5.750% 07/01/33	650,000	698,432
	Fort Sanders Alliance,
	Series 1993,
	Insured:MBIA
	5.250% 01/01/15(b)	5,000,000	5,452,000
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C,
	5.250% 09/01/36	7,000,000	7,396,900
TX Harris County Health Facilities Development Corp.
	Memorial Hermann Hospital Systems,
	Series 1998,
	Insured: FSA
	5.500% 06/01/11	3,335,000	3,553,476
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/20	1,325,000	1,458,679
VA Fairfax County Industrial Development Authority
	Inova Health System,
	Series 1993 A,
	5.000% 08/15/23	10,000,000	10,943,800
VA Henrico County Industrial Development Authority
	Bon Secours Health,
	Series 1996,
	Insured: MBIA
	6.000% 08/15/16	5,000,000	5,664,700
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.:
	Series 1999 B:
	5.500% 02/15/15	3,500,000	3,632,405
	5.625% 02/15/20	5,500,000	5,719,065
	Series 1999 A,
	5.600% 02/15/29	4,000,000	4,146,520
	Series 2003,
	6.400% 04/15/33	4,250,000	4,751,457
	Waukesha Memorial Hospital,
	Series 1990 B,
	Insured: AMBAC
	7.250% 08/15/19	10,000	10,028
	Wheaton Franciscan Services,
	Series 2002,
	Pre-refunded 02/15/12,
	5.750% 08/15/30	4,900,000	5,390,147
Hospitals Total			170,889,484

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	2,305,000	2,381,687
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	11,895,000	12,290,747
Intermediate Care Facilities Total			14,672,434
Nursing Homes – 1.3%
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31(c)	885,000	942,348
IA Finance Authority
	Care Initiatives,
	Series 1998 B:
	5.500% 07/01/08	510,000	517,885
	5.750% 07/01/28	4,500,000	4,546,260
IA Marion
	Health Care Facilities Revenue,
	Series 2003,
	6.500% 01/01/29(c)	200,000	208,892
MA Development Finance Agency
	AHF/Woodlawn Manor, Inc.:
	Series 2000 A,
	7.750% 12/01/27(c)(d)	2,397,000	958,800
	Series 2000 B,
	10.250% 06/01/27(c)(d)(e)	742,783	22,283
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	10,800,000	10,704,312
PA Chester County Industrial Development Authority
	Series 2002,
	8.500% 05/01/32(c)	6,330,000	6,614,027
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC,
	Series 2005,
	9.000% 08/01/31(c)	8,395,000	6,794,493
PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,
	7.750% 01/01/29(c)	2,220,000	2,338,304

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project,
	Series 2003,
	7.750% 01/01/29(c)	510,000	537,178
Nursing Homes Total			34,184,782
HEALTH CARE TOTAL			242,865,744
HOUSING – 2.9%
Assisted Living/Senior – 0.3%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,615,000	1,504,534
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23(c)	3,275,000	2,926,671
NC Medical Care Commission
	DePaul Community Facilities, Inc.,
	Series 1999,
	7.625% 11/01/29	2,060,000	2,161,517
NY Suffolk County Industrial Development Agency
	Gurwin-Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	900,000	980,325
Assisted Living/Senior Total			7,573,047
Multi-Family – 2.0%
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	7,925,000	8,427,286
	Cross Keys Apartments,
	Series 1998 A, AMT,
	5.750% 10/01/28	985,000	1,009,615
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc.,
	Series 2005 C,
	5.875% 01/01/28	2,000,000	2,043,860
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	3,900,000	4,124,406
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	10,000,000	10,359,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A,
	6.000% 06/01/30	3,000,000	3,116,700
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	1,805,000	1,823,303
MN White Bear Lake
	Birch Lake Townhomes:
	Series 1989 A,
	9.750% 07/15/19(c)	2,385,000	2,262,172
	Series 1989 B, AMT,
	(a) 07/15/19(c)	265,000	74,555
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	7.375% 01/01/21	1,588,150	1,615,085
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38(c)	3,500,000	3,511,725
NC Housing Finance Agency
	Series 1994 F,
	Insured: FHA
	6.600% 07/01/17	355,000	355,625
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,400,000	1,517,404
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	5,000,000	5,147,250
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(f)	6,615,223	6,567,064
Multi-Family Total			51,955,050
Single-Family – 0.6%
CA Housing Finance Authority
	Series 1984 B,
	(a) 08/01/16	255,000	91,367
CO El Paso County School District No. 11
	Series 1988 A, AMT,
	Guarantor: GNMA
	8.375% 03/25/19	117,784	119,971

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
CO Housing Finance Authority
	Series 1996 B-1, AMT,
	7.650% 11/01/26	60,000	60,915
FL Brevard County
	Series 1985,
	Insured: FGIC
	(a) 04/01/17	430,000	157,307
FL Lee County Housing Finance Authority
	Series 1998 A-2, AMT,
	Guarantor: GNMA
	6.300% 03/01/29	135,000	136,278
IL Chicago
	Series 1997 A, AMT
	Guarantor: GNMA
	7.250% 09/01/28	30,000	30,825
LA Jefferson Parish Home Mortgage Authority
	Series 1999 B-1, AMT,
	Guarantor: GNMA
	6.750% 06/01/30	380,000	384,252
MA Housing Finance Agency
	Series 1992 21, AMT,
	7.125% 06/01/25	515,000	515,685
	Series 1992, AMT,
	Insured: AMBAC
	7.125% 06/01/25	175,000	175,240
MD Community Development Administration Department of Housing & Community Development
	Series 2006 B, AMT,
	4.900% 09/01/37	4,950,000	5,066,177
ME Housing Authority
	Series 2006 D, AMT,
	4.950% 11/15/31	2,075,000	2,135,217
MO Housing Development Commission
	Series 2006, AMT,
	Guarantor: GNMA
	4.750% 09/01/21	1,000,000	1,023,190
NC Housing Finance Agency
	Series 1998, AMT,
	5.250% 03/01/17	280,000	287,456
NM Mortgage Finance Authority
	Series 1997 C-2, AMT,
	Guarantor: GNMA
	6.050% 07/01/28	310,000	315,462
	Series 1999 D-2, AMT,
	Guarantor: GNMA
	6.750% 09/01/29	1,135,000	1,151,389
	Series 2000 A-2, AMT,
	Insured: FHA
	7.100% 09/01/30	265,000	272,539

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
OH Housing Finance Agency
	Series 1997 A-1, AMT,
	Guarantor: GNMA
	6.050% 09/01/17	290,000	297,697
OK Housing Finance Agency
	Series 1999 B-1,
	Guarantor: GNMA
	6.800% 09/01/16	155,000	159,075
OR Department of Housing & Community Services
	Series 1998 A,
	5.150% 07/01/15	35,000	35,834
WA Housing Finance Commission
	Series 2006 3A, AMT,
	Guarantor: GNMA
	5.000% 12/01/37	3,000,000	3,078,960
Single-Family Total			15,494,836
HOUSING TOTAL			75,022,933
INDUSTRIALS – 2.4%
Food Products – 0.5%
FL Hendry County Industrial Development Authority
	Savannah Foods & Industries,
	Series 1992, AMT,
	6.400% 03/01/17	1,500,000	1,519,575
MI Strategic Fund
	Imperial Holly Corp.:
	Series 1998 A,
	6.250% 11/01/15	2,250,000	2,325,285
	Series 1998 B,
	6.450% 11/01/25	3,500,000	3,603,775
	Series 1998 C, AMT,
	6.550% 11/01/25	4,250,000	4,368,703
Food Products Total			11,817,338
Forest Products & Paper – 0.5%
FL Escambia County Environmental Improvement Revenue
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	2,750,000	2,923,305
IA Cedar Rapids
	Weyerhaeuser Co.,
	Series 1984,
	9.000% 08/01/14	1,000,000	1,254,340
MS Lowndes County
	Weyerhaeuser Co.,
	Series 1992 A,
	6.800% 04/01/22	2,470,000	3,029,677

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
SC Georgetown County
	International Paper Co.,
	Series 2000 A,
	5.950% 03/15/14	4,000,000	4,377,160
SC Richland County
	International Paper Co.,
	Series 2003, AMT,
	6.100% 04/01/23	1,000,000	1,089,550
Forest Products & Paper Total			12,674,032
Manufacturing – 0.6%
AL McIntosh Industrial Development Board
	CIBA Specialty Chemicals,
	Series 1998,
	5.375% 06/01/28	1,000,000	1,021,700
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	2,095,000	2,136,062
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	GTY AGMT: Textron, Inc.
	6.250% 06/15/32	5,000,000	5,363,850
MN Alexandria Industrial Development
	Seluemed LLP,
	Series 1998, AMT,
	5.850% 03/01/18	830,000	835,511
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	4,385,000	4,963,689
MO St. Louis Industrial Development Authority
	Anheuser-Busch Companies, Inc.,
	Series 1991,
	6.650% 05/01/16	1,400,000	1,684,872
Manufacturing Total			16,005,684
Metals & Mining – 0.0%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(f)	1,030,000	1,073,857
Metals & Mining Total			1,073,857
Oil & Gas – 0.5%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	1,140,000	1,251,503

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
TN Maury County Industrial Development Board
	Occidental Petroleum Corp.,
	Series 2001 A, AMT,
	6.250% 08/01/18	4,000,000	4,324,480
TX Texas City Industrial Development Corp.
	Arco Pipeline Co., Inc.,
	Series 1990,
	7.375% 10/01/20	2,000,000	2,608,040
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,
	6.125% 07/01/22	2,975,000	3,306,683
Oil & Gas Total			11,490,706
Other Industrial Development Bonds – 0.3%
MI Strategic Fund Obligation Ltd.
	NSF International,
	Series 2004,
	5.250% 08/01/26	600,000	633,060
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	7,000,000	7,328,160
Other Industrial Development Bonds Total			7,961,220
INDUSTRIALS TOTAL			61,022,837
OTHER – 20.6%
Other – 0.0%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	1,100,000	1,185,767
Other Total			1,185,767
Pool/Bond Bank – 1.5%
FL Municipal Loan Council
	Series 2000 A,
	Insured: MBIA
	(a) 04/01/21	1,000,000	558,240
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	10,000,000	11,924,500
	Series 2006:
	5.250% 08/01/24	4,000,000	4,633,920
	5.250% 08/01/28	10,735,000	12,619,207

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
MI Municipal Bond Authority
	Series 1991 C,
	Insured: FSA
	(a) 06/15/15	3,380,000	2,439,278
	Series 2001,
	5.250% 10/01/19	1,000,000	1,060,960
OH Water Development Authority
	Water Pollution Control,
	Series 2005 B,
	4.750% 06/01/25	5,000,000	5,246,900
Pool/Bond Bank Total			38,483,005
Refunded/Escrowed(g) – 18.2%
AK Anchorage
	Ice Rink Revenue,
	Series 1998,
	Pre-refunded 07/01/10,
	6.250% 01/01/12	1,230,000	1,280,738
AZ Maricopa County Industrial Development Authority
	Series 1984,
	Escrowed to Maturity,
	(a) 02/01/16	4,500,000	3,176,730
	Windsor Housing,
	Series 1996 A,
	Escrowed to Maturity,
	6.625% 07/01/26	2,750,000	2,812,068
AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Escrowed to Maturity,
	8.200% 09/01/21	12,370,000	16,765,927
AZ Tucson & Pima Counties Industrial Development Authority
	Series 1983 A,
	Escrowed to Maturity,
	(a) 12/01/14	5,000,000	3,696,900
CA Department of Water Resources
	Series 2002 A,
	Pre-refunded 05/01/12:
	5.125% 05/01/18	2,500,000	2,704,125
	Insured: AMBAC
	5.375% 05/01/18	1,000,000	1,093,370
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Escrowed to Maturity,
	(a) 01/01/18	10,000,000	6,474,600
CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC
	(a) 08/01/22	3,345,000	1,764,454

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
CA Palmdale Community Redevelopment Agency
	Series 1986 A, AMT,
	Escrowed to Maturity,
	Insured: FHA
	8.000% 03/01/16	3,000,000	3,950,880
	Series 1986 D, AMT,
	Escrowed to Maturity,
	Insured: MBIA
	8.000% 04/01/16	7,000,000	9,235,590
CA Perris Community Facilities District
	Series 1991 2-90,
	Escrowed to Maturity,
	8.750% 10/01/21	6,165,000	9,411,057
CA Pomona
	Series 1990 A,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.600% 05/01/23	9,710,000	12,609,018
CA Riverside County
	Series 1998, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.300% 11/01/12	10,000,000	12,231,800
CA San Francisco Bay Area Rapid Transit District
	Series 1999,
	Pre-refunded 07/01/09,
	5.500% 07/01/26(h)	10,000,000	10,535,300
CO El Paso County School District No. 11
	Series 1996:
	7.100% 12/01/18	2,000,000	2,537,760
	7.125% 12/01/20	7,350,000	9,327,591
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2002 A,
	Escrowed to Maturity,
	5.000% 03/01/11	1,350,000	1,413,288
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Escrowed to Maturity,
	Insured: FSA
	6.500% 06/15/12	530,000	601,577
CO Mesa County
	Series 1992,
	Escrowed to Maturity,
	(a) 12/01/11	5,905,000	4,918,215
CT Health & Educational Facility Authority
	Manchester Memorial Hospital,
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: RAD
	6.000% 07/01/25	135,000	145,907
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: RAD
	6.000% 07/01/25	3,260,000	3,525,527

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
DC Hospital Revenue
	Medlantic Healthcare,
	Series 1997 A,
	Escrowed to Maturity,
	Insured: MBIA
	5.375% 08/15/15	9,000,000	9,244,980
FL Highlands County Health Facilities Authority
	Adventist Health Systems,
	Series 2003 D,
	Pre-refunded 11/15/13,
	5.375% 11/15/35	3,450,000	3,781,959
FL Jacksonville Transportation Authority
	Series 1985,
	Escrowed to Maturity,
	9.200% 01/01/15	2,000,000	2,552,060
FL Melbourne
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 10/01/19	600,000	365,748
FL Mid-Bay Bridge Authority
	Series 1991 A,
	Escrowed to Maturity,
	6.875% 10/01/22	2,000,000	2,632,620
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	2,120,000	2,504,271
	Series 1999 E,
	Pre-refunded 10/01/09,
	6.000% 10/01/26	145,000	154,371
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	55,000	64,394
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	3,750,000	4,472,325
FL Seminole County
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/19	1,030,000	1,205,986
FL Tampa Bay Water Utility Systems
	Series 1999,
	Pre-refunded 10/01/11,
	5.750% 10/01/29(h)	3,000,000	3,262,680

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	325,000	331,838
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	19,080,000	21,356,435
GA Municipal Electric Authority
	Series 1991,
	Escrowed to Maturity,
	Insured: MBIA:
	6.600% 01/01/18	420,000	492,433
	6.600% 01/01/18	3,600,000	4,296,492
	Series 1998 Y:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	55,000	61,180
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	10,000	10,988
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	6,000,000	7,731,900
IL Chicago Metropolitan Water Reclamation District-Greater Chicago
	Series 1993,
	Escrowed to Maturity,
	5.500% 12/01/12	3,000,000	3,239,940
IL Chicago O’Hare International Airport
	Series 1999, AMT,
	Escrowed to Maturity,
	Insured: AMBAC
	5.500% 01/01/10	2,945,000	3,078,497
IL Educational Facilities Authority
	Educational Advancement Fund, Inc.,
	Series 2002,
	Pre-refunded 05/01/12,
	6.625% 05/01/17	4,500,000	5,158,575
IL Glendale Heights
	Series 1985 B,
	Escrowed to Maturity,
	7.100% 12/01/15	1,360,000	1,569,549
IL Metropolitan Pier & Exposition Authority
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 06/15/13	8,750,000	6,860,787

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
	Series 1996,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 06/15/12	2,655,000	2,166,002
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA:
	(a) 05/01/19	7,710,000	4,749,052
	(a) 05/01/20	7,750,000	4,575,523
MA Port Authority
	Series 1999 C,
	Pre-refunded 01/01/10,
	5.750% 07/01/29(h)	5,000,000	5,328,650
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity:
	5.000% 01/01/20	3,610,000	3,946,560
	Insured: FGIC:
	5.000% 01/01/20	12,665,000	13,845,758
	5.125% 01/01/23	3,600,000	4,098,384
MI Cornell Township Economic Development Corp.
	Mead Corp.,
	Series 2002,
	Pre-refunded 05/01/12,
	5.875% 05/01/18	1,000,000	1,103,010
MI State
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	6,000,000	3,331,080
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	8.150% 09/01/16	235,000	313,403
MN Higher Education Facilities Authority
	College Art & Design,
	Series 2000 5-D,
	Pre-refunded 05/01/10,
	6.750% 05/01/26	500,000	534,425
MN Moorhead
	Series 1979,
	Escrowed to Maturity,
	Insured: FHA
	7.100% 08/01/11	20,000	21,552
MN Robbinsdale Economic Development Authority
	Series 1999 A,
	Pre-refunded 01/01/10,
	6.875% 01/01/26	250,000	271,140

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity,
	5.500% 07/01/21	1,000,000	1,163,600
MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Escrowed to Maturity,
	Insured: MBIA
	9.750% 01/01/16	1,000,000	1,420,600
NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,
	4.500% 01/01/24	1,750,000	1,859,078
	Series 1991 A,
	Escrowed to Maturity:
	5.000% 01/01/21	8,735,000	9,688,600
	6.500% 01/01/18	5,815,000	7,210,891
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	105,000	105,839
NE Omaha Public Power District
	Series 1992 B,
	Escrowed to Maturity,
	6.200% 02/01/17	1,600,000	1,852,192
NJ Highway Authority
	Series 1971,
	Escrowed to Maturity,
	6.500% 01/01/11	471,000	496,236
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Escrowed to Maturity,
	Insured: MBIA
	7.000% 06/15/12	10,135,000	11,756,195
NJ Turnpike Authority
	Series 1991 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	11,000,000	12,790,360
	Series 2005 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	965,000	1,122,063
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	Pre-refunded 07/01/10,
	6.750% 07/01/20	3,680,000	4,060,880

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
NY New York City Municipal Water Finance Authority
	Series 1999 A,
	Pre-refunded 06/15/09,
	5.500% 06/15/32(h)	10,000,000	10,511,400
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	6.125% 01/01/21	14,000,000	17,170,020
	Series 1992,
	Escrowed to Maturity,
	Insured: CAP
	6.125% 01/01/21	7,000,000	8,585,010
OH Cleveland-Cuyahoga County Port Authority
	Oglebay Norton Co.,
	Series 1997, AMT,
	Escrowed to Maturity,
	6.000% 03/01/07	115,000	115,017
OH Hilliard School District
	Series 1995 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 12/01/12	2,505,000	2,014,546
PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,
	Escrowed to Maturity,
	10.000% 06/18/12	900,000	1,054,737
PA Convention Center Authority
	Series 1989 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/19	14,010,000	16,796,309
PA Pottstown Boro Authority
	Sewer Revenue,
	Series 1991,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 11/01/16	1,000,000	685,580
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/15/23	5,000,000	2,345,800
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	230,000	293,843
SC Piedmont Municipal Power Agency
	Series 1993,
	Escrowed to Maturity:
	Insured: AMBAC
	(a) 01/01/13	9,800,000	7,462,112

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
	Insured: MBIA
	5.375% 01/01/25	3,960,000	4,682,383
	Series 1998,
	Escrowed to Maturity:
	Insured: AMBAC
	(a) 01/01/13	18,585,000	13,046,670
	Insured: MBIA
	5.375% 01/01/25	435,000	511,943
TX Harris County Health Facilities Development Corp.
	Christus Health,
	Series 1999 A,
	Pre-refunded 07/01/09,
	Insured: MBIA
	5.375% 07/01/19(h)	18,000,000	18,818,100
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA:
	(a) 12/01/19	26,955,000	16,000,488
	(a) 12/01/23	2,515,000	1,247,063
TX Municipal Power Agency
	Series 1989,
	Escrowed to Maturity,
	Insured: AMBAC:
	(a) 09/01/10	350,000	306,803
	(a) 09/01/11	560,000	471,962
	(a) 09/01/12	205,000	166,071
	Series 1993,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/15	185,000	132,850
TX North Central Health Facility Development Corp.
	Series 1991 A,
	Escrowed to Maturity,
	6.625% 06/01/11	2,000,000	2,122,460
TX Research Laboratory Commission Finance Authority
	Superconducting Super Collider,
	Series 1991,
	Escrowed to Maturity,
	6.950% 12/01/12	8,840,000	9,744,951
UT City of Provo
	Series 1980,
	Escrowed to Maturity,
	10.125% 04/01/15	1,485,000	1,859,012
UT Utah County Hospital Revenue
	IHC Health Services, Inc.,
	Series 1997,
	Escrowed to Maturity,
	Insured: MBIA
	5.250% 08/15/26	2,500,000	2,542,400

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
WA Public Power Supply System
	Series 1992 A,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 07/01/11	2,315,000	1,961,754
	Series 1990 B,
	Escrowed to Maturity,
	7.250% 07/01/09	855,000	892,389
WA State
	Series 2000 A,
	5.625% 07/01/21	10,000,000	10,618,700
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	10,410,000	11,540,838
Refunded/Escrowed Total			466,154,714
Tobacco – 0.9%
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	6,165,000	7,206,453
NY TSASC, Inc.
	Series 2006 1,
	5.000% 06/01/26	2,000,000	2,047,500
SC Tobacco Settlement Management Authority
	San Diego County Tobacco,
	Series 2001 B,
	6.375% 05/15/28	4,500,000	4,867,785
VA Tobacco Settlement Financing Corp.
	Series 2005,
	5.500% 06/01/26	5,000,000	5,312,600
WI Badger TOB Asset Securitization Corp.
	Series 2002,
	5.750% 06/01/12	2,450,000	2,622,554
Tobacco Total			22,056,892
OTHER TOTAL			527,880,378
OTHER REVENUE – 1.0%
Hotels – 0.3%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,965,000	3,091,339

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Hotels – (continued)
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC,
	Series 2005 B,
	6.250% 01/01/37	4,000,000	4,155,040
Hotels Total			7,246,379
Recreation – 0.7%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18	1,750,000	1,903,563
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(f)	2,085,000	2,214,270
	8.750% 10/01/19(f)	7,680,000	8,156,160
CO Metropolitan Football Stadium District
	Series 1999 A,
	Insured: MBIA
	(a) 01/01/11	3,650,000	3,145,497
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26(f)	3,500,000	3,586,590
Recreation Total			19,006,080
Retail – 0.0%
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11(c)	145,000	146,077
Retail Total			146,077
OTHER REVENUE TOTAL			26,398,536
RESOURCE RECOVERY – 0.4%
Disposal – 0.2%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Corp.,
	Series 1999, AMT,
	6.400% 11/01/24	2,425,000	2,559,975
NV Department of Business & Industry
	Republic Services, Inc.,
	Series 2003, AMT,
	5.625% 12/01/26	2,000,000	2,225,940
Disposal Total			4,785,915
Resource Recovery – 0.2%
FL Palm Beach County Solid Waste Authority
	Series 1998 A,
	Insured: AMBAC
	(a) 10/01/12	1,855,000	1,493,034
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.400% 12/01/11	3,300,000	3,429,294
Resource Recovery Total			4,922,328
RESOURCE RECOVERY TOTAL			9,708,243

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – 35.3%
Local Appropriated – 2.3%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/22	2,180,000	1,125,861
IL Chicago Board of Education
	Series 1992 A,
	Insured: MBIA:
	6.000% 01/01/16	5,000,000	5,831,500
	6.000% 01/01/20	8,000,000	9,519,120
	6.250% 01/01/15	12,900,000	14,582,289
IN Crown Point School Building Corp.
	Series 2000,
	Insured: MBIA
	(a) 01/15/19	8,165,000	4,994,612
IN Noblesville Redevelopment Authority
	Series 2006 A,
	5.250% 08/01/25	2,000,000	2,162,000
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	500,000	502,520
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	2,000,000	1,258,780
NC Rowan County
	Justice Center Project,
	Series 1992,
	6.250% 12/01/07	100,000	101,559
SC Scago Educational Facilities Corp. for Spartanburg School District No. 5
	Series 2005,
	Insured: FSA
	4.600% 04/01/22	8,885,000	9,175,095
TX Houston Independent School District
	Series 1998 A,
	Insured: AMBAC:
	(a) 09/15/14	3,885,000	2,868,451
	(a) 09/15/18	3,885,000	2,409,516
	(a) 09/15/20	3,885,000	2,203,495

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Series 1998 B,
	Insured: AMBAC
	(a) 09/15/15	2,000,000	1,414,940
Local Appropriated Total			58,149,738
Local General Obligations – 13.2%
AK North Slope Borough
	Series 1999 B,
	Insured: MBIA
	(a) 06/30/10	12,515,000	11,007,944
	Series 2000 B,
	Insured: MBIA:
	(a) 06/30/10	20,000,000	17,597,400
	(a) 06/30/11	15,000,000	12,680,100
	Series 2001 A,
	Insured: MBIA
	(a) 06/30/12	23,000,000	18,675,080
AL Birmingham
	Series 2003 A,
	Insured: AMBAC
	5.250% 06/01/17	2,130,000	2,315,608
AL Jefferson County
	Series 2004 A,
	5.250% 01/01/19	2,790,000	3,005,444
AZ Tucson
	Series 1994 G,
	Insured: FGIC
	7.625% 07/01/14	3,140,000	3,923,493
CA Alvord Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/19	1,975,000	2,352,916
CA Benicia Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 08/01/21	5,955,000	3,269,533
CA Clovis Unified School District
	Series 2004 A:
	Insured: FGIC
	(a) 08/01/20	7,000,000	4,016,950
	(a) 08/01/19	8,350,000	5,006,242
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/18	1,390,000	868,361
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	1,000,000	1,208,280

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Golden West School Authority
	Series 1999 A,
	Insured: MBIA:
	(a) 08/01/14	3,980,000	2,976,801
	(a) 08/01/15	1,500,000	1,075,320
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/17	2,500,000	1,641,550
CA San Juan Unified School District
	Series 2001,
	Insured: FSA:
	(a) 08/01/17	1,525,000	1,001,346
	(a) 08/01/18	1,785,000	1,118,927
CA San Ysidro School District
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/23	2,330,000	1,167,796
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/20	1,000,000	1,206,030
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA
	6.000% 08/01/24	2,320,000	2,881,510
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/18	1,160,000	724,675
CO Boulder Larimer & Weld Counties State Vrain Valley School District
	Series 2006,
	Insured: FGIC
	5.250% 12/15/20	2,000,000	2,288,180
CO El Paso County School District No. 11
	Series 1996,
	7.100% 12/01/16	2,105,000	2,656,973
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Insured: FSA
	6.500% 06/15/12	470,000	532,745
HI Honolulu
	Series 1993 B,
	8.000% 10/01/10	1,180,000	1,345,719
IL Champaign County
	Series 1999,
	Insured: FGIC:
	8.250% 01/01/20	1,015,000	1,429,079
	8.250% 01/01/23	1,420,000	2,085,611

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
IL Chicago Board of Education
	Series 1998 B-1,
	Insured: FGIC:
	(a) 12/01/10	3,905,000	3,389,852
	(a) 12/01/13	13,400,000	10,287,180
	(a) 12/01/21	8,000,000	4,338,160
	(a) 12/01/22	25,200,000	13,089,888
	Series 1999 A,
	Insured: FGIC
	(a) 12/01/09	5,000,000	4,509,300
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	4,750,000	5,601,152
IL Chicago
	Series 1999,
	Insured: FGIC:
	(a) 01/01/14	2,000,000	1,528,360
	5.500% 01/01/23	9,750,000	11,503,830
IL Coles & Cumberland Counties Unified School District
	Series 2000,
	Insured: FSA
	(a) 12/01/12	3,030,000	2,417,576
IL Cook County Forest Preservation District
	Series 2004,
	Insured: AMBAC
	5.250% 11/15/21	2,000,000	2,174,080
IL Cook County High School District No. 209-Provisional Township
	Series 2004,
	Insured: FSA
	12/01/15 (5.000% 12/01/07)	1,750,000	1,825,128
IL Cook County School District No. 102
	Series 2001,
	Insured: FGIC
	(a) 12/01/20	3,065,000	1,727,771
IL Cook County
	Series 1997 A,
	Insured: MBIA
	5.625% 11/15/22	5,000,000	5,110,950
IL De Kalb County Community Unified School District No. 424
	Series 2001,
	Insured: AMBAC:
	(a) 01/01/20	2,575,000	1,511,860
	(a) 01/01/21	2,675,000	1,502,708

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
IL Development Finance Authority Elgin School District No. U46
	Series 2001,
	Insured: FSA
	(a) 01/01/16	2,660,000	1,862,798
IL Du Page County Community High School District No. 99
	Series 1998,
	Insured: FSA:
	(a) 12/01/10	2,245,000	1,943,092
	(a) 12/01/11	1,280,000	1,064,115
IL Du Page County
	Series 1993,
	5.600% 01/01/21	2,565,000	2,919,663
IL Kane & De Kalb Counties Community Unit School District No. 302
	Series 2004,
	Insured: FGIC
	(a) 02/01/21	3,165,000	1,766,988
IL Lake & McHenry Counties Community Unified School District
	Series 1998,
	Insured: FGIC:
	(a) 02/01/09	2,355,000	2,190,809
	(a) 02/01/10	2,060,000	1,844,689
IL Lake County School District No. 56
	Series 1997,
	Insured: FGIC
	9.000% 01/01/17	10,440,000	14,703,800
IL Will County Forest Preservation District
	Series 1999 B,
	Insured: FGIC
	(a) 12/01/16	1,000,000	674,330
IL Will County School District No. 114
	Series 2005 C,
	Insured: FGIC
	(a) 12/01/23	2,130,000	1,050,963
IL Will County United School District No. 365-UVY
	Series 1999 B,
	Insured: FSA
	(a) 11/01/18	3,370,000	2,088,625
IN Indianapolis-Marion County Public Library
	Series 2002 A,
	4.700% 07/01/19	2,260,000	2,338,038
KS Wyandotte County School District No. 500
	Series 2005,
	Insured: FSA
	5.250% 09/01/20	1,000,000	1,142,980

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
KS Wyandotte County
	Series 1998,
	Insured: MBIA
	4.500% 09/01/28	2,900,000	2,912,702
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/12	6,250,000	5,016,875
MI Detroit City School District
	Series 2005 A,
	Insured: FSA
	5.250% 05/01/30	10,000,000	11,775,700
MI Holland School District
	Series 1992,
	Insured: AMBAC
	(a) 05/01/17	1,190,000	792,695
MI Paw Paw Public School District
	Series 1998,
	Insured: FGIC
	5.000% 05/01/25	1,020,000	1,149,387
MI Redford Unified School District
	Series 1997,
	Insured: AMBAC
	5.000% 05/01/22	650,000	724,945
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,790,000	2,042,497
MN Elk River Independent School District No. 728
	Series 2004 A,
	Insured: FGIC
	5.000% 02/01/19	1,950,000	2,097,362
MN Rosemount Independent School District No. 196
	Series 1994 B,
	Insured: CGIC
	(a) 06/01/10	775,000	685,100
MO Independence School District
	Series 1991,
	6.250% 03/01/11	855,000	891,243
MO Jefferson City School District
	Series 1991 A,
	6.700% 03/01/11	1,450,000	1,551,718
MO Springfield School District No. R-12
	Series 1991 B,
	Insured: FGIC
	9.500% 03/01/07	600,000	600,282

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NC New Hanover County
	Series 2001,
	5.000% 06/01/20	2,500,000	2,664,475
NE Omaha Convention Center/Arena
	Series 2004,
	5.250% 04/01/23	5,000,000	5,800,950
NH Manchester School Facilities Revenue
	Series 2004,
	Insured: MBIA
	5.500% 06/01/22	2,000,000	2,362,720
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA
	5.250% 01/01/27	1,410,000	1,649,742
OH Adams County Ohio Valley Local School District
	Series 1995,
	Insured: MBIA
	7.000% 12/01/15	3,000,000	3,546,540
OH Crooksville Exempt Village School District
	Series 1986,
	7.375% 12/01/07	25,000	25,542
OH Cuyahoga County
	Series 1993 A,
	Insured: MBIA
	(a) 10/01/12	1,000,000	805,310
OH Dublin City School District
	Series 1997,
	Insured: MBIA
	(a) 12/01/11	900,000	748,899
OH Gahanna-Jefferson City School District
	Series 1993,
	Insured: AMBAC
	(a) 12/01/11	795,000	661,527
OH Kings Local School District
	Series 1995,
	Insured: FGIC
	7.500% 12/01/16	2,110,000	2,587,662
OH Massillon City School District
	Series 1994,
	Insured: AMBAC:
	(a) 12/01/09	900,000	810,801
	(a) 12/01/11	1,000,000	832,110
OH Pickerington Local School District
	Series 2001,
	Insured: FGIC:
	(a) 12/01/14	2,000,000	1,470,900

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(a) 12/01/15	1,500,000	1,057,605
	(a) 12/01/16	1,340,000	904,460
OH River Valley Local School District
	School Facilities Construction & Improvement,
	Series 2001,
	Insured: FSA
	5.250% 11/01/23	500,000	580,150
OH West Chester Township
	Series 2002,
	Insured: AMBAC
	5.750% 12/01/20	1,000,000	1,197,840
OR Clackamas County School District No. 108
	Series 2005,
	Insured: FSA
	5.500% 06/15/24	1,130,000	1,347,932
OR Linn County Community School District No. 9
	Series 2005,
	Insured: FGIC
	5.500% 06/15/30	1,435,000	1,754,201
PA Cornwall-Lebanon School District
	Series 2001,
	Insured: FSA
	(a) 03/15/18	3,020,000	1,922,562
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: MBIA
	(a) 06/01/13	3,000,000	2,344,290
SC Darlington County School District
	Series 2005,
	Insured: FSA
	5.000% 03/01/24	2,100,000	2,256,072
TN Metropolitan Government Nashville & Davidson Counties
	Series 1996,
	Insured: MBIA
	(a) 05/15/09	5,250,000	4,830,210
TX Brazosport Independent School District
	Series 2003 C,
	Insured: PSFG
	5.000% 02/15/16	1,150,000	1,223,635
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	7,500,000	8,026,800
TX Galveston County
	Series 2001,
	Insured: FGIC
	(a) 02/01/20	1,510,000	879,047

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Harris County
	Series 2002,
	Insured: MBIA
	(a) 08/15/19	8,000,000	4,771,200
TX Hurst Euless Bedford Independent School District
	Series 1998,
	Insured: PSFG
	4.500% 08/15/25	16,000,000	16,060,480
TX McKinney Independent School District
	Series 2001,
	Insured: PSFG
	5.125% 02/15/17	4,155,000	4,373,802
TX North East Independent School District
	Series 1999,
	Insured: PSFG
	4.500% 10/01/28	6,000,000	6,021,600
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC:
	(a) 12/01/16	3,000,000	2,022,990
	(a) 12/01/20	6,150,000	3,466,817
WA King & Snohomish Counties School District No. 417
	Series 1998 B,
	Insured: FGIC:
	(a) 06/15/14	1,800,000	1,347,246
	(a) 06/15/16	3,315,000	2,278,234
Local General Obligations Total			339,043,155
Special Non-Property Tax – 7.3%
CA San Francisco Bay Area Transit Financing Authority
	Series 1990,
	Insured: AMBAC
	6.750% 07/01/11	2,500,000	2,811,625
FL Leon County
	Series 2005,
	Insured: AMBAC
	5.000% 10/01/15	5,000,000	5,449,550
FL Orange County
	Series 1998 A,
	Insured: AMBAC
	4.750% 10/01/24	2,000,000	2,034,040
FL Tallahassee Blueprint 2000 Intergovernmental Agency
	Series 2003,
	Insured: FSA
	5.000% 10/01/13	1,000,000	1,064,570

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
FL Tampa Sports Authority
	Series 1995,
	Insured: MBIA
	5.750% 10/01/25	2,500,000	3,047,550
FL Tampa
	Series 1996,
	Insured: AMBAC
	(a) 04/01/21	900,000	503,811
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 P,
	Insured: AMBAC
	6.250% 07/01/20	6,000,000	7,066,800
IL Metropolitan Pier & Exposition Authority
	Series 1993 A,
	Insured: FGIC:
	(a) 06/15/13	11,640,000	9,098,755
	(a) 06/15/16	3,750,000	2,584,238
	Series 1996 A,
	Insured: MBIA:
	(a) 06/15/12	2,345,000	1,910,120
	(a) 12/15/12	8,850,000	7,070,530
	Series 2002 B,
	Insured: MBIA
	5.000% 06/15/21	3,000,000	3,176,400
IL Sales Tax Revenue
	Series 2002,
	Insured: FGIC
	6.000% 06/15/23	4,000,000	4,956,320
MA Bay Transportation Authority
	Series 2005 A,
	5.000% 07/01/25	3,000,000	3,399,720
	Series 2005 B,
	Insured: MBIA:
	5.500% 07/01/26	1,500,000	1,803,195
	5.500% 07/01/29	2,000,000	2,430,240
	Series 2006 A,
	5.250% 07/01/29	3,185,000	3,753,618
NJ Economic Development Authority
	Series 2004,
	5.500% 06/15/31	775,000	823,833
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/29	2,030,000	2,466,552
	Series B,
	Insured: AMBAC:
	5.500% 03/15/27	5,860,000	7,091,303
	5.500% 03/15/30	6,040,000	7,364,632

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NY Local Government Assistance Corp.
	Series 1993 E:
	Insured: AMBAC
	5.250% 04/01/16(b)	10,000,000	11,055,500
	Insured: MBIA
	5.000% 04/01/21	3,655,000	4,058,183
NY New York City Transitional Finance Authority
	Series 2002 A,
	5.500% 11/01/26(i)	5,000,000	5,367,300
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: AMBAC
	5.000% 10/15/32	3,950,000	4,210,028
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(a) 12/01/20	2,000,000	1,131,980
PR Commonwealth of Puerto Rico Convention Center Authority
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/20	3,000,000	3,283,200
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,375,270
	Series 1996 Z,
	Insured: FSA
	6.000% 07/01/18	10,000,000	12,021,500
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	10,000,000	11,181,500
	Series 2003 AA,
	Insured: MBIA:
	5.500% 07/01/19	4,000,000	4,656,160
	5.500% 07/01/20	4,000,000	4,678,800
	Series 2005 L,
	Insured: MBIA
	5.250% 07/01/35	5,000,000	5,977,100
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: FGIC
	5.500% 07/01/24	4,000,000	4,761,680
	Series 2005 C,
	Insured: AMBAC:
	5.500% 07/01/25	1,955,000	2,336,284
	5.500% 07/01/26	2,000,000	2,398,220

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
TX Harris County Houston Sports Authority
	Series 2001 A,
	Insured: MBIA:
	(a) 11/15/14	3,905,000	2,863,966
	(a) 11/15/15	3,975,000	2,793,312
	(a) 11/15/16	4,040,000	2,716,213
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,301,980
UT Transit Authority Sales Tax Revenue
	Series 2006 C,
	Insured: FSA
	5.250% 06/15/29	10,000,000	11,718,000
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	4,500,000	5,101,155
	Special Non-Property Tax Total		186,894,733

Special Property Tax – 0.4%
CA Huntington Beach Community Facilities District
	Series 2001-1,
	6.450% 09/01/31	1,850,000	1,992,394
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	1,370,000	1,506,315
FL Heritage Palms Community Development District
	Series 1999 A,
	6.750% 05/01/21	100,000	101,272
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	515,000	515,891
FL Maple Ridge Community Development District
	Series 2000 A,
	7.150% 05/01/31	185,000	197,821
FL Orlando
	Series 1998 A,
	5.800% 05/01/26	300,000	306,990
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	210,000	210,302

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Village Center Community Development District
	Series 1998 A,
	Insured: MBIA
	5.500% 11/01/12	750,000	819,293
FL Westchester Community Development District No. 1
	Series 2003,
	6.000% 05/01/23	2,480,000	2,639,563
IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC
	(a) 06/15/18	4,000,000	2,523,320
IN Portage
	Series 2006,
	5.000% 01/15/27	410,000	422,362
Special Property Tax Total			11,235,523
State Appropriated – 6.7%
IN Office Building Commission
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	8,000,000	9,334,880
KS Development Finance Authority
	Series 2006 A,
	Insured: FGIC
	5.000% 11/01/20	3,000,000	3,271,260
KY Turnpike Authority
	Series 1992,
	Insured: FGIC
	(a) 01/01/10(b)	7,500,000	6,731,625
MI State
	Series 1992,
	6.250% 11/01/12	5,435,000	5,930,183
NJ Economic Development Authority
	Series 2005 K,
	Insured: FGIC
	5.250% 12/15/21	2,000,000	2,296,400
	Series 2005 N-1:
	Insured: FGIC
	5.500% 09/01/27	5,000,000	6,050,650
	Insured: FSA
	5.500% 09/01/25	13,990,000	16,776,948
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Insured: MBIA
	7.000% 06/15/12	16,865,000	19,501,168
	Series 1999 A:
	5.750% 06/15/18	5,000,000	5,803,600
	5.750% 06/15/20	4,150,000	4,874,258

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,685,000	1,905,617
	Series 2006 A,
	5.500% 12/15/23	3,000,000	3,522,150
NY Dormitory Authority
	Series 1990 A,
	7.500% 05/15/13	8,000,000	9,596,960
	Series 1993 A:
	Insured: CGIC
	6.000% 07/01/20	6,140,000	7,371,377
	Insured: FGIC
	5.875% 05/15/17	28,240,000	33,011,713
	Insured: FSA
	5.500% 05/15/19	2,350,000	2,707,505
	Series 1993,
	6.000% 07/01/20	13,350,000	15,908,394
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	6.000% 08/01/26	2,470,000	3,029,801
	Series 2004 A,
	5.750% 08/01/27(i)	1,000,000	1,076,750
UT Building Ownership Authority
	Series 1998,
	Insured: FSA
	5.500% 05/15/19	3,450,000	3,974,848
VA Port Authority
	Series 2003, AMT,
	Insured: MBIA
	5.250% 07/01/16	1,505,000	1,622,390
WA State
	Series 2000 S-5,
	Insured: FGIC
	(a) 01/01/19	5,000,000	3,063,500
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/21	3,215,000	3,678,571
State Appropriated Total			171,040,548
State General Obligations – 5.4%
CA State
	Series 2002,
	Insured: AMBAC:
	6.000% 04/01/16	3,000,000	3,522,930
	6.000% 04/01/17	2,500,000	2,977,000
	6.000% 04/01/18	3,000,000	3,601,740
	Series 2003,
	5.250% 02/01/23	5,000,000	5,692,650
	Series 2004,
	5.000% 02/01/22	2,000,000	2,129,840

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
FL Board of Education
	Series 1985,
	9.125% 06/01/14	1,735,000	2,083,839
FL State
	Series 2002,
	5.000% 07/01/23	4,425,000	4,678,066
IL State
	Series 2001,
	Insured: FGIC
	6.000% 11/01/26	3,000,000	3,777,690
	Series 2004 A,
	5.000% 03/01/34	3,000,000	3,157,410
MA Bay Transportation Authority
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,825,000	4,395,078
	Series 1994 A:
	7.000% 03/01/14	3,150,000	3,685,594
	Insured: FSA
	7.000% 03/01/19	2,500,000	3,114,125
MA State
	Series 2004 A:
	5.250% 08/01/20	3,650,000	4,152,897
	Insured: AMBAC
	5.250% 08/01/21	9,675,000	11,082,229
	Series 2006 B,
	Insured: FSA:
	5.250% 09/01/24	10,000,000	11,618,000
	5.250% 09/01/25	5,000,000	5,833,300
NV State
	Series 1992 A,
	6.800% 07/01/12	60,000	60,158
OR State
	Series 1997 76A,
	5.550% 04/01/09	30,000	30,649
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 F,
	5.250% 07/01/20	2,000,000	2,227,900
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC
	5.125% 06/01/24	3,000,000	3,401,490

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
	Public Import,
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/21	4,500,000	5,295,825
	Public Improvement,
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/19	7,000,000	8,148,280
	Series 1996 B,
	Insured: AMBAC
	6.500% 07/01/15	2,650,000	3,180,318
	Series 2001,
	Insured: FSA
	5.500% 07/01/17	13,130,000	15,114,468
	Series 2004 A,
	5.250% 07/01/21	3,000,000	3,244,290
	Series 2006 A,
	5.250% 07/01/30	2,000,000	2,175,280
TX Public Finance Authority
	Series 1997,
	(a) 10/01/13	4,000,000	3,088,880
WA State
	Series 1990 A,
	6.750% 02/01/15	12,700,000	14,562,201
	Series 1992-93 A,
	5.750% 10/01/12	2,955,000	3,146,189
	State General Obligations Total		139,178,316
	TAX-BACKED TOTAL		905,542,013
TRANSPORTATION – 8.0%
Air Transportation – 1.3%
AK State
	Series 2002 B,
	Insured: AMBAC
	5.500% 10/01/11	1,250,000	1,343,625
IN Indianapolis Airport Authority
	Series 2004, AMT,
	GTY AGMT: Federal Express Corp.
	5.100% 01/15/17	4,000,000	4,246,600
NC Charlotte/Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	4,300,000	4,393,568
	Series 2000, AMT,
	7.750% 02/01/28	6,750,000	7,336,710
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT:
	6.250% 09/15/19	1,300,000	1,352,728
	6.250% 09/15/29	2,000,000	2,081,120
	6.400% 09/15/23	4,000,000	4,176,360

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
OH Dayton Special Facilities
	Emery Air Freight Corp.,
	Series 1996 D, AMT,
	6.200% 10/01/09	5,250,000	5,543,895
TX Dallas-Fort Worth International Airport
	Series 2000, AMT,
	8.500% 05/01/29	4,000,000	4,177,800
Air Transportation Total			34,652,406
Airports – 1.4%
FL Miami-Dade County
	Series 2002, AMT,
	Insured: FGIC
	5.750% 10/01/20	2,095,000	2,274,793
IL Chicago O’Hare International Airport
	Series 1993 A,
	5.000% 01/01/16	300,000	300,186
	Series 1999, AMT,
	Insured: AMBAC
	5.500% 01/01/10	4,055,000	4,227,703
MA Port Authority
	Series 1999 600R, AMT,
	Insured: FGIC
	8.990% 01/01/21(f)(i)	1,000,000	1,115,030
	Series 1999 D, AMT,
	6.000% 07/01/29(h)	3,000,000	3,182,130
MO St. Louis Airport Revenue
	Series 2005,
	Insured: MBIA
	5.500% 07/01/27	4,000,000	4,798,360
NC Charlotte
	Series 1999 B, AMT,
	6.000% 07/01/28(h)	2,000,000	2,107,820
	Series 1999, AMT,
	Insured: MBIA
	8.200% 06/15/22(f)(i)	1,000,000	1,107,870
NV Clark County
	Series 2002, AMT,
	Insured: MBIA
	5.250% 07/01/11	1,960,000	2,063,037
OK Tulsa Airports Improvement Trust
	Series 2004 A, AMT,
	Insured: FGIC
	5.000% 06/01/10	1,220,000	1,261,443
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
	Series 2003 A, AMT,
	Insured: AMBAC
	5.500% 11/01/15	3,210,000	3,509,108

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
TX Houston
	Series 1998 B, AMT,
	Insured: FGIC
	5.000% 07/01/16	5,000,000	5,100,900
WA Seattle Port
	Series 1999 B, AMT,
	Insured: FGIC
	5.500% 09/01/13	3,885,000	4,178,473
Airports Total			35,226,853
Toll Facilities – 4.6%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(a) 01/15/14	14,450,000	11,070,290
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA:
	(a) 09/01/11	17,685,000	14,845,496
	(a) 09/01/22	6,515,000	3,398,810
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	18,600,000	11,593,566
MA Turnpike Authority
	Series 1997 A,
	Insured: MBIA
	(a) 01/01/24	7,000,000	3,447,430
	Series 1997 C,
	Insured: MBIA:
	(a) 01/01/18	4,700,000	3,020,502
	(a) 01/01/20	17,000,000	10,006,370
NJ Turnpike Authority
	Series 1991 C:
	Insured: FSA
	6.500% 01/01/16	8,500,000	9,877,680
	Insured: MBIA
	6.500% 01/01/16	2,840,000	3,296,473
	Series 2004 C-2,
	Insured: AMBAC
	5.500% 01/01/25	2,500,000	2,992,675
	Series 2005,
	Insured: FSA
	5.250% 01/01/30	2,000,000	2,361,960
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/20	6,800,000	7,994,352
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/24	7,000,000	8,351,280

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
TX Turnpike Authority
	Series 2002 A,
	Insured: AMBAC:
	(a) 08/15/16	7,000,000	4,760,420
	(a) 08/15/18	10,000,000	6,237,500
	(a) 08/15/19	10,330,000	6,160,812
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	7,800,000	8,979,672
Toll Facilities Total			118,395,288
Transportation – 0.7%
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	5,000,000	6,901,800
NV Department of Business & Industry
	Las Vegas Monorail Co.,
	Series 2000:
	7.375% 01/01/30	1,650,000	1,745,981
	7.375% 01/01/40	3,500,000	3,698,135
OH Toledo-Lucas County Port Authority
	Series 1992,
	6.450% 12/15/21	3,950,000	4,813,825
Transportation Total			17,159,741
TRANSPORTATION TOTAL			205,434,288
UTILITIES – 14.1%
Independent Power Producers – 0.6%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	7,000,000	7,094,990
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	7,800,000	7,812,636
PA Carbon County Industrial Development Authority
	Panther Creek Partners,
	Series 2000, AMT,
	6.650% 05/01/10	650,000	677,631
Independent Power Producers Total			15,585,257
Investor Owned – 2.5%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	2,000,000	2,016,620

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
GA Monroe County Development Authority
	Oglethorpe Power Corp.,
	Series 1992,
	6.800% 01/01/11	2,000,000	2,204,780
IN Development Finance Authority
	Series 1999, AMT,
	5.950% 08/01/30	5,000,000	5,146,200
IN Petersburg
	Indiana Power & Light Co.,
	Series 1993 B,
	Insured: AMBAC
	5.400% 08/01/17	5,000,000	5,595,400
	Series 1995 C, AMT,
	5.950% 12/01/29	5,000,000	5,342,800
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2006, AMT,
	5.000% 02/01/36	3,000,000	3,109,410
MI Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC
	7.000% 05/01/21	2,505,000	3,286,285
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993, IFRN,
	8.750% 04/01/20(i)	13,000,000	14,191,060
OH Air Quality Development Authority
	Cleveland Electric Illuminating Co.,
	Series 2002 A,
	6.000% 12/01/13	500,000	511,715
TX Brazos River Authority Pollution Control Revenue
	TXU Energy Co. LLC:
	Series 1999 B, AMT,
	6.750% 09/01/34	12,455,000	13,593,636
	Series 2003 A, AMT,
	6.750% 04/01/38	1,900,000	2,073,698
TX Sabine River Authority Pollution Control Revenue
	Series 2001 C,
	5.200% 05/01/28	3,000,000	3,075,570
WY Lincoln County Environmental Improvement
	Pacificorp
	Series 1995, AMT,
	4.125% 11/01/25	2,500,000	2,489,625
Investor Owned Total			62,636,799

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – 3.1%
MN Anoka County Solid Waste Disposal
	National Power Association,
	Series 1987 A, AMT,
	6.950% 12/01/08	115,000	118,225
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	2,185,000	2,599,997
	Series 1992,
	Insured: MBIA
	(a) 01/01/09	2,260,000	2,109,009
	Series 1993 B,
	Insured: RAD
	6.000% 01/01/22	500,000	602,325
	Series 1993,
	Insured: AMBAC
	6.000% 01/01/18	20,470,000	24,259,816
SC Piedmont Municipal Power Agency
	Series 1988,
	Insured: AMBAC
	(a) 01/01/13	16,070,000	12,155,348
	Series 1993,
	Insured: MBIA
	5.375% 01/01/25	11,370,000	13,128,371
	Series 2004 A,
	Insured: FGIC
	(a) 01/01/24	5,000,000	2,450,300
SC Public Service Authority
	Series 2002 D,
	Insured: FSA
	5.000% 01/01/18	3,095,000	3,284,445
TX Municipal Power Agency
	Series 1989,
	Insured: AMBAC:
	(a) 09/01/11	5,000,000	4,195,350
	(a) 09/01/12	2,795,000	2,252,043
	Series 1993,
	Insured: MBIA
	(a) 09/01/15	8,790,000	6,233,692
WA Public Power Supply System
	Nuclear Project No. 3,
	Series 1989 B,
	(a) 07/01/08	7,000,000	6,651,750
Joint Power Authority Total			80,040,671
Municipal Electric – 3.5%
AK Anchorage
	Series 1993,
	Insured: MBIA
	8.000% 12/01/09	2,000,000	2,221,160

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
AZ Salt River Project Agricultural Improvement & Power District
	Series 2006 A,
	5.000% 01/01/37	5,000,000	5,349,800
GA Municipal Electric Authority
	Series 1991,
	Insured: MBIA
	6.600% 01/01/18	17,280,000	20,305,901
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	935,000	1,033,203
MN Southern Minnesota Municipal Power Agency
	Series 2002 A,
	Insured: AMBAC
	5.250% 01/01/17	11,000,000	12,366,200
OH Cleveland Public Power Systems
	Series 1994 A,
	Insured: MBIA
	(a) 11/15/13	2,000,000	1,537,060
PA Westmoreland County Municipal Authority
	Series 1995 A,
	Insured: FGIC
	(a) 08/15/23	5,540,000	2,776,592
	Series 1999 A,
	Insured: MBIA
	(a) 08/15/22	2,000,000	1,048,500
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/16	12,000,000	13,682,160
SD Heartland Consumers Power District
	Series 1992,
	Insured: FSA:
	6.000% 01/01/09	160,000	164,086
	6.000% 01/01/17	13,600,000	15,628,576
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	5,000,000	5,308,550
TX San Marcos
	Series 2002,
	Insured: FSA
	5.250% 11/01/16	1,000,000	1,072,810
WA Chelan County Public Utilities District No. 1
	Columbia River Rock Hydroelectric,
	Series 1997 A,
	Insured: MBIA
	(a) 06/01/09	5,000,000	4,587,400

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Series 1997 A, AMT,
	5.600% 07/01/32(i)	2,310,000	2,364,655
Municipal Electric Total			89,446,653
Water & Sewer – 4.4%
AL Birmingham Waterworks & Sewer Board
	Series 2007 A,
	Insured: AMBAC
	4.375% 01/01/32(j)	6,000,000	5,995,200
AL Jefferson County
	Series 1997 A,
	Insured: FGIC
	5.625% 02/01/22	570,000	576,566
AZ Water Infrastructure Finance Authority
	Series 2006 A,
	5.000% 10/01/20	1,500,000	1,638,465
CA Castaic Lake Water Agency
	Series 1999,
	Insured: AMBAC
	(a) 08/01/24	9,445,000	4,523,399
FL Seminole County
	Series 1992,
	Insured: MBIA
	6.000% 10/01/19	470,000	547,381
FL St. John’s County Water & Sewer Authority
	Series 1991 A,
	Insured: MBIA
	(a) 06/01/13	2,600,000	2,039,206
	Series 1999 A,
	Insured: MBIA
	(a) 06/01/14	1,500,000	1,130,055
GA Atlanta Water & Wastewater Revenue
	Series 1991 A,
	Insured: FGIC
	5.500% 11/01/22	5,475,000	6,361,293
	Series 2001 A,
	Insured: MBIA
	5.500% 11/01/27	1,500,000	1,801,545
GA Fulton County Water & Sewer
	Series 1992,
	Insured: FGIC
	6.375% 01/01/14	620,000	690,705
GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC
	6.150% 02/01/20	5,390,000	6,599,516

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
GA Milledgeville Water & Sewer Revenue
	Series 1996,
	Insured: FSA
	6.000% 12/01/21	1,000,000	1,201,910
IL Chicago
	Series 1998
	Insured: MBIA
	(a) 01/01/20	7,275,000	4,271,371
	Series 2000,
	Insured: AMBAC
	5.750% 11/01/10	4,800,000	5,141,760
MA Water Resources Authority
	Series 1992 A,
	Insured: FGIC
	6.500% 07/15/19	5,000,000	6,008,600
	Series 1993 C,
	Insured: AMBAC
	5.250% 12/01/15	3,000,000	3,273,600
	Series 2002 J,
	Insured: FSA
	5.500% 08/01/21	5,000,000	5,845,850
	Series 2006 A,
	Insured: AMBAC
	5.000% 08/01/24	2,170,000	2,377,821
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24(c)(d)	750,000	450,173
NY New York City Municipal Water Finance Authority
	Series 1999,
	Insured: FGIC
	7.200% 06/15/32(f)(i)	2,000,000	2,193,560
	Series 2001 D,
	5.250% 06/15/25	3,520,000	3,737,395
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/21	4,015,000	4,664,105
OH Lakewood Water Systems Revenue
	Series 1995,
	Insured: AMBAC
	5.850% 07/01/20	2,300,000	2,768,280
PA Allegheny County Sanitation Authority
	Series 1991 A,
	Insured: FGIC
	(a) 06/01/07	2,370,000	2,347,509
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,400,000	4,373,658
SC Western Carolina Regional Sewer Authority
	Series 2005,
	Insured: FSA
	5.250% 03/01/21	4,400,000	5,010,896

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
TN Metropolitan Government Nashville & Davidson County
	Series 1993,
	Insured: FGIC
	5.200% 01/01/13	2,500,000	2,702,075
TX Houston Water & Sewer Systems
	Series 1991 C,
	Insured: AMBAC:
	(a) 12/01/09	4,000,000	3,597,720
	(a) 12/01/10	3,750,000	3,240,900
	Series 1998 A,
	Insured: FSA:
	(a) 12/01/19	10,545,000	6,197,191
	(a) 12/01/23	985,000	484,423
TX Houston
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/08	4,000,000	3,739,480
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/24	6,175,000	7,207,645
Water & Sewer Total			112,739,253
UTILITIES TOTAL			360,448,633
	Total Municipal Bonds (cost of $2,286,065,150)		2,502,281,469

		Shares
Municipal Preferred Stocks – 0.9%
HOUSING – 0.9%
Multi-Family – 0.9%
Charter Mac Equity Issuer Trust
	Series 1999, AMT,
	6.625% 06/30/09(f)	6,000,000	6,275,700
	Series 2000, AMT,
	7.600% 11/30/10(f)	5,000,000	5,512,500
Munimae TE Bond Subsidiary LLC
	Series 2000 B, AMT,
	7.750% 06/30/50(f)	10,000,000	11,087,800
	Series 2005 C-3, AMT,
	5.500% 11/29/49(f)	1,000,000	1,055,740
Multi-Family Total			23,931,740
HOUSING TOTAL			23,931,740
	Total Municipal Preferred Stocks (cost of $22,000,000)		23,931,740

		Shares	Value ($)
Investment Company – 0.3%
	Dreyfus Tax-Exempt Cash Management Fund	8,505,410	8,505,410
	Total Investment Company (cost of $8,505,410)		8,505,410
		Par ($)
Other – 0.0%
Transportation – 0.0%
Air Transportation – 0.0%
IL Chicago O’Hare International Airport
	United Airlines, Inc.,
	Series 1999 A (k)(l)	4,100,000	184,500
IN Indianapolis Airport Authority
	United Airlines, Inc.,
	Series 1995 A, AMT (k)(l)	1,360,000	176,800
Air Transportation Total			361,300
TRANSPORTATION TOTAL			361,300
	Total Other (cost of $1,045,950)		361,300
Short-Term Obligations – 1.7%
VARIABLE RATE DEMAND NOTES (m) – 1.7%
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare,
	Series 2007 A-2,
	Insured: FSA,
	SPA: Dexia Credit Local
	3.640% 10/01/41	6,200,000	6,200,000
FL Orange County School Board
	Series 2000 B,
	Insured: AMBAC,
	SPA: SunTrust Bank N.A.
	3.640% 08/01/25	700,000	700,000
	Series 2002 B,
	Insured: MBIA,
	SPA: SunTrust Bank N.A.
	3.640% 08/01/27	1,200,000	1,200,000
FL Sunshine State Governmental Financing Commission
	Series 1986,
	Insured: AMBAC,
	SPA: Dexia Credit Local
	3.640% 07/01/16	1,500,000	1,500,000
IL Development Finance Authority
	Jewish Federal Metropolitan Chicago,
	Series 2002,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.640% 09/01/32	300,000	300,000
MN Brooklyn Center
	BCC Associates LLC,
	Series 2001,
	LOC: U.S. Bank N.A.
	3.680% 12/01/14	200,000	200,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (m) – (continued)
MO Development Finance Board
	The Nelson Gallery Foundation,
	Series 2001 B,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.630% 12/01/31	1,400,000	1,400,000
MO Health & Educational Facilities Authority
	SSM Health Care Corp.,
	Series 2005 C-1,
	Insured: FSA,
	SPA: UBS AG
	3.640% 06/01/19	1,700,000	1,700,000
	St. Louis University,
	Series 2006 A,
	Insured: MBIA,
	SPA: Bank of New York
	3.590% 10/01/35	3,000,000	3,000,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1993,
	3.640% 06/01/23	4,400,000	4,400,000
SD Health & Educational Facilities Authority
	Rapid City Regional Hospital,
	Series 2003,
	Insured: MBIA,
	SPA: U.S. Bank N.A.
	3.630% 09/01/27	3,300,000	3,300,000
TN Blount County Public Building Authority
	Series 2005 D1,
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	3.640% 06/01/30	300,000	300,000
TN Sevier County Public Building Authority
	Series 2004 D-2,
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	3.640% 06/01/24	3,000,000	3,000,000
TX Harris County Health Facilities Development Corp.
	Texas Medical Center,
	Series 2001,
	Insured: MBIA,
	SPA: Chase Manhattan Bank
	3.640% 09/01/31	4,000,000	4,000,000
	YMCA-Greater Houston Area,
	Series 2002,
	LOC: JPMorgan Chase Bank
	3.640% 07/01/37	700,000	700,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(m) – (continued)
UT Emery County Pollution Control Revenue
	Pacificorp,
	Series 1994,
	Insured: AMBAC,
	SPA: Bank of Nova Scotia
	3.640% 11/01/24	2,000,000	2,000,000
WI Health & Educational Facilities Authority
	Gundersen Clinic Ltd.,
	Series 2000 A,
	Insured: FSA,
	SPA: Dexia Credit Local
	3.630% 12/01/15	500,000	500,000
	ProHealth Care, Inc.,
	Series 2001 B,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.630% 08/15/30	1,500,000	1,500,000
WY Uinta County Pollution Control Revenue
	Chevron Corp.,
	Series 1992,
	3.640% 12/01/22	400,000	400,000
WY Uinta County
	Chevron Corp.,
	Series 1993,
	3.640% 08/15/20	6,000,000	6,000,000
VARIABLE RATE DEMAND NOTES TOTAL			42,300,000
	Total Short-Term Obligations (cost of $42,300,000)		42,300,000

Total Investments — 100.5%
(cost of $2,359,916,510)(n)(o)	2,577,379,919

Other Assets & Liabilities, Net — (0.5)%

Net Assets — 100.0%	(13,667,946)
2,563,711,973

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	A portion of this security with a market value of $10,734,298 is pledged as collateral for open futures contracts.

(c)	Illiquid security.

(d)	The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2007, the value of these securities amounted to $1,431,256, which represents 0.1% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities, which did not include any illiquid securities except the following, amounted to $49,946,141, which represents 1.9% of net assets.

	Acquisition
Security	Date	Par/Unit	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,567,064

(g)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amount to $53,746,080 and serve as collateral in the transactions.

(i)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2007.

(j)	Security purchased on a delayed delivery basis.

(k)	Non-income producing.

(l)	Position reflects anticipated residual bankruptcy claims.

(m)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of February 28, 2007.

(n)	Cost for federal income tax purposes is $2,355,795,758.

(o)	Unrealized appreciation and depreciation at February 28, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$229,165,854	$(7,581,693)	$221,584,161

At February 28, 2007, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	2,054	$223,051,562	$221,841,372	Jun-2007	$(1,210,190)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2007